STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Total	Shareholders' capital	Convertible debentures (equity component)	Contributed surplus	Retained earnings
Equity attributable to owners of parent, beginning of period at Dec. 31, 2015		$ 1,000,100	$ 0	$ 50,706	$ (240,234)
Issued for cash on equity issue		29,080
Issued for cash on equity issue		40,400
Share issue costs on equity issue, net of tax effect		(1,781)
Share-based compensation awards		285
Conversion feature of Convertible Debentures issued, net of tax effect			7,818
Share-based compensation expense (note 12)				4,463
Adjustment of share-based compensation expense for forfeitures of unvested share options				(751)
Net profit (loss)					(26,668)
Equity attributable to owners of parent, end of period at Dec. 31, 2016	$ 863,418	1,068,084	7,818	54,418	(266,902)
Issued for cash on equity issue		0
Issued for cash on equity issue		0
Share issue costs on equity issue, net of tax effect		4
Share-based compensation awards		289
Conversion feature of Convertible Debentures issued, net of tax effect			0
Share-based compensation expense (note 12)				2,233
Adjustment of share-based compensation expense for forfeitures of unvested share options				(559)
Net profit (loss)					(91,363)
Equity attributable to owners of parent, end of period at Dec. 31, 2017	$ 774,022	$ 1,068,377	$ 7,818	$ 56,092	$ (358,265)